Document and Entity Information	Feb. 28, 2020
Prospectus:
Document Type	497
Document Period End Date	Feb. 28, 2020
Registrant Name	MAINSTAY FUNDS
Entity Central Index Key	0000787441
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
MainStay Money Market Fund | Class R6
Prospectus:
Trading Symbol
MainStay MacKay Convertible Fund | Class R6
Prospectus:
Trading Symbol	MCNDX
MainStay Candriam Emerging Markets Debt Fund | Class R6
Prospectus:
Trading Symbol	MGHDX
MainStay MacKay Common Stock Fund | Class R6
Prospectus:
Trading Symbol	MCSDX
MainStay MAP Equity Fund | Class R6
Prospectus:
Trading Symbol	MMPDX